UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2010

1.814652.105

AMP-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 0.7%
Amerigon, Inc. (a)	99,098	$ 1,001,881
Autoliv, Inc.	30	1,546
Fuel Systems Solutions, Inc. (a)(d)	447,755	14,310,250
Gentex Corp.	26,133	507,503
Minth Group Ltd.	38,000	63,625
New Focus Auto Tech Holdings Ltd. (a)	1,415,910	331,900
		16,216,705
Automobiles - 0.2%
Geely Automobile Holdings Ltd. (d)	7,485,000	3,962,179
Diversified Consumer Services - 1.0%
Bridgepoint Education, Inc. (d)	931,700	22,901,186
China Distance Education Holdings Ltd. ADR (a)(d)	139,800	826,218
MegaStudy Co. Ltd.	1,778	293,073
		24,020,477
Hotels, Restaurants & Leisure - 1.4%
Interval Leisure Group, Inc. (a)	41,903	610,108
Jollibee Food Corp.	200	262
Kappa Create Co. Ltd. (d)	192,450	3,818,166
Little Sheep Group Ltd.	1,776,000	992,735
McDonald's Corp.	72,700	4,850,544
Minor International PCL (For. Reg.)	464,420	157,917
Papa John's International, Inc. (a)	28,686	737,517
Shangri-La Asia Ltd.	228,000	447,528
Sonic Corp. (a)	189,828	2,097,599
Starbucks Corp.	192,800	4,679,256
Starwood Hotels & Resorts Worldwide, Inc.	342,042	15,952,839
TAJ GVK Hotels & Resorts Ltd.	58,333	205,200
		34,549,671
Household Durables - 0.6%
Tupperware Brands Corp.	295,144	14,231,844
Internet & Catalog Retail - 4.3%
Netflix, Inc. (a)(d)	1,409,510	103,937,262
Leisure Equipment & Products - 3.3%
Hasbro, Inc.	2,089,139	79,972,241
Media - 1.6%
Cinemax India Ltd.	76,689	107,430
Den Networks Ltd.	1,162,470	5,075,920
Entertainment Network (India) Ltd. (a)	23,177	104,563
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Proto Corp.	4,900	$ 166,308
The Walt Disney Co.	972,413	33,946,938
		39,401,159
Multiline Retail - 0.0%
Clicks Group Ltd.	117,991	480,131
Golden Eagle Retail Group Ltd. (H Shares)	74,000	147,919
		628,050
Specialty Retail - 7.2%
Advance Auto Parts, Inc.	2,124,032	89,039,421
Hot Topic, Inc. (a)	999,798	6,498,687
Inditex SA	213	14,041
Ross Stores, Inc.	550,254	29,422,081
Sally Beauty Holdings, Inc. (a)	3,457,189	30,838,126
SAZABY, Inc.	138,300	2,070,268
TJX Companies, Inc.	341,064	14,502,041
Tsutsumi Jewelry Co. Ltd.	21,000	467,275
		172,851,940
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co. (d)	58,112	3,052,623
Daphne International Holdings Ltd.	5,228,000	5,050,069
Shenzhou International Group Holdings Ltd.	2,881,000	4,155,868
		12,258,560
TOTAL CONSUMER DISCRETIONARY		502,030,088
CONSUMER STAPLES - 6.0%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	446,631	18,785,300
Food & Staples Retailing - 3.4%
BJ's Wholesale Club, Inc. (a)	295,042	10,913,604
Daikokutenbussan Co. Ltd.	23,900	714,746
Heng Tai Consumables Group Ltd. (d)	31,281,730	3,182,866
Kroger Co.	1,162,066	25,170,350
REI Six Ten Retail Ltd.	395	678
Sugi Holdings Co. Ltd. (d)	169,900	4,064,720
Wal-Mart Stores, Inc.	685,800	38,130,480
		82,177,444
Food Products - 1.8%
Britannia Industries Ltd.	10,968	391,220
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Campbell Soup Co.	125,514	$ 4,436,920
REI Agro Ltd.	1,060	1,173
Toyo Suisan Kaisha Ltd.	865,000	22,379,052
Want Want China Holdings Ltd.	21,607,000	15,333,686
		42,542,051
Personal Products - 0.0%
Concern Kalina OJSC sponsored ADR	30,300	759,378
Hengan International Group Co. Ltd.	35,500	264,733
USANA Health Sciences, Inc. (a)	10,765	338,129
		1,362,240
TOTAL CONSUMER STAPLES		144,867,035
ENERGY - 6.4%
Energy Equipment & Services - 6.3%
BJ Services Co.	489,492	10,475,129
Dresser-Rand Group, Inc. (a)	798,500	25,088,870
Ensco International Ltd. ADR	652,501	29,218,995
Helix Energy Solutions Group, Inc. (a)	370,134	4,822,846
Helmerich & Payne, Inc.	151,750	5,778,640
Nabors Industries Ltd. (a)	1,658,467	32,555,707
Newpark Resources, Inc. (a)	1,480,791	7,774,153
Noble Corp.	47,900	2,003,178
Parker Drilling Co. (a)	2,183,958	10,766,913
Patterson-UTI Energy, Inc.	1,679,794	23,466,722
Weatherford International Ltd. (a)	13,300	210,938
		152,162,091
Oil, Gas & Consumable Fuels - 0.1%
Marathon Oil Corp.	66,900	2,116,716
Plains Exploration & Production Co. (a)	40,700	1,220,593
		3,337,309
TOTAL ENERGY		155,499,400
FINANCIALS - 10.7%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	203,391	9,225,816
Janus Capital Group, Inc.	955,551	13,654,824
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Marusan Securities Co. Ltd.	942,200	$ 5,741,165
SEI Investments Co.	292,159	6,418,733
		35,040,538
Commercial Banks - 1.2%
Aozora Bank Ltd. (a)	480,000	679,089
Bank of Baroda	206,102	2,937,976
Barclays PLC Sponsored ADR	12,100	263,175
Sumitomo Mitsui Financial Group, Inc.	252,700	8,371,447
The Jammu & Kashmir Bank Ltd.	101	1,536
Union Bank of India	2,557,332	16,674,284
		28,927,507
Diversified Financial Services - 0.1%
CRISIL Ltd.	28,646	3,342,757
ICRA Ltd.	311	6,106
		3,348,863
Insurance - 7.1%
Admiral Group PLC	70,616	1,414,835
AFLAC, Inc.	7,400	401,746
Axis Capital Holdings Ltd.	300	9,378
CNinsure, Inc. ADR (d)	51,996	1,383,614
Lincoln National Corp.	123,033	3,777,113
Old Republic International Corp.	3,870,359	49,076,152
Presidential Life Corp.	271,841	2,710,255
Progressive Corp.	669,556	12,781,824
Protective Life Corp.	637,783	14,024,848
Reinsurance Group of America, Inc.	1,129,632	59,328,273
The Chubb Corp.	495,141	25,673,061
		170,581,099
Real Estate Management & Development - 0.9%
Allgreen Properties Ltd.	327,000	278,179
Cyrela Commercial Properties SA Empreendimentos e Participacoes	220	1,494
DLF Ltd.	29,882	205,901
Goldcrest Co. Ltd.	166,380	4,410,712
Hang Lung Properties Ltd.	59,000	237,847
Iguatemi Empresa de Shopping Centers SA	483,400	8,147,481
Indiabulls Real Estate Ltd. (a)	931,830	3,170,883
Kenedix, Inc. (a)	10,215	2,997,703
New World China Land Ltd.	4,853,800	1,731,658
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Songbird Estates PLC Class B (a)	1,408	$ 3,548
SPG Land (Holdings) Ltd.	674,000	432,304
		21,617,710
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	39	2,364
TOTAL FINANCIALS		259,518,081
HEALTH CARE - 16.4%
Biotechnology - 1.4%
3SBio, Inc. sponsored ADR (a)	184,299	2,281,622
Abcam PLC	136,400	2,606,567
AMAG Pharmaceuticals, Inc. (a)(d)	412,032	14,384,037
Dendreon Corp. (a)	100	3,647
ImmunoGen, Inc. (a)	70,494	570,296
Sangamo Biosciences, Inc. (a)(d)	67,968	368,387
Vertex Pharmaceuticals, Inc. (a)	344,824	14,092,957
Zeltia SA (a)	70,700	375,293
		34,682,806
Health Care Equipment & Supplies - 3.6%
CareFusion Corp. (a)	3,800	100,434
Edwards Lifesciences Corp. (a)	240,359	23,766,698
Electro-Optical Sciences, Inc. (a)(d)	210,069	1,558,712
Kinetic Concepts, Inc. (a)	533,560	25,509,504
Masimo Corp.	150,273	3,989,748
Meridian Bioscience, Inc.	45,500	926,835
Mingyuan Medicare Development Co. Ltd. (a)	14,350,000	2,180,893
Nobel Biocare Holding AG (Switzerland)	110,982	2,968,503
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,552,000	6,476,453
Steris Corp.	551,289	18,556,388
ThermoGenesis Corp. (a)	95,720	67,014
Vascular Solutions, Inc. (a)	21,668	194,795
		86,295,977
Health Care Providers & Services - 1.9%
Centene Corp. (a)	397,555	9,557,222
IPC The Hospitalist Co., Inc. (a)	66,368	2,330,180
Laboratory Corp. of America Holdings (a)	234,319	17,740,291
Message Co. Ltd.	465	998,382
Quest Diagnostics, Inc.	109,304	6,371,330
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
ResCare, Inc. (a)	598,483	$ 7,175,811
U.S. Physical Therapy, Inc. (a)	91,901	1,599,077
		45,772,293
Health Care Technology - 6.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	1,540,796	30,137,970
athenahealth, Inc. (a)(d)	349,355	12,772,419
Cerner Corp. (a)	989,728	84,186,264
Computer Programs & Systems, Inc.	124,415	4,862,138
Eclipsys Corp. (a)	834,125	16,582,405
Quality Systems, Inc.	11,738	721,183
		149,262,379
Life Sciences Tools & Services - 1.9%
Albany Molecular Research, Inc. (a)	100	835
Bio-Rad Laboratories, Inc. Class A (a)	28,712	2,972,266
Harvard Bioscience, Inc. (a)	468,762	1,814,109
QIAGEN NV (a)	521,831	11,996,895
Thermo Fisher Scientific, Inc. (a)	572,044	29,425,943
		46,210,048
Pharmaceuticals - 1.4%
Ardea Biosciences, Inc. (a)	62,791	1,146,564
Aspen Pharmacare Holdings Ltd. (a)	716,500	7,825,091
Cadila Healthcare Ltd.	60,801	1,123,795
China Pharma Holdings, Inc. (a)	9,700	32,398
Cipla Ltd.	18,348	138,480
Endo Pharmaceuticals Holdings, Inc. (a)	670,020	15,872,774
Piramal Healthcare Ltd.	841,851	7,976,271
		34,115,373
TOTAL HEALTH CARE		396,338,876
INDUSTRIALS - 7.1%
Building Products - 0.2%
Asahi Glass Co. Ltd.	142,000	1,601,564
Blue Star Ltd.	328,890	2,673,744
		4,275,308
Commercial Services & Supplies - 0.3%
Blue Label Telecoms Ltd. (a)	823,600	542,738
Cintas Corp.	209,726	5,891,203
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	68,828	$ 1,469,478
Taiwan Secom Co.	1,000	1,600
		7,905,019
Construction & Engineering - 1.9%
Fluor Corp.	122,700	5,706,777
Jacobs Engineering Group, Inc. (a)	512,109	23,142,206
MasTec, Inc. (a)	1,290,807	16,277,076
Raubex Group Ltd.	100	316
		45,126,375
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	454,014	21,765,431
Fortune Electric Co. Ltd.	573,562	498,710
Vestas Wind Systems AS (a)	38,800	2,108,523
		24,372,664
Industrial Conglomerates - 0.3%
Max India Ltd. (a)	1,645,177	7,603,852
Machinery - 2.0%
AGCO Corp. (a)	1,178,097	42,258,339
Bell Equipment Ltd. (a)	3,076	4,920
EVA Precision Industrial Holdings Ltd.	3,588,000	1,155,295
Nippon Thompson Co. Ltd.	370,000	2,578,789
Praj Industries Ltd. (a)	518,905	997,761
R. STAHL AG	12,440	337,734
Uzel Makina Sanayi AS (a)	101,200	1
		47,332,839
Professional Services - 1.4%
Corporate Executive Board Co.	116,954	3,109,807
Equifax, Inc.	96,200	3,443,960
JobStreet Corp. Bhd	661,900	406,267
Michael Page International PLC	2,170,364	13,177,148
Randstad Holdings NV (a)	289,894	13,777,032
		33,914,214
TOTAL INDUSTRIALS		170,530,271
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.4%
Juniper Networks, Inc. (a)	1,061,124	32,555,284
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
MIC Electronics Ltd.	470,196	$ 433,696
Polycom, Inc. (a)	10,436	319,133
ZTE Corp. (H Shares)	62,920	381,284
		33,689,397
Computers & Peripherals - 1.6%
ASUSTeK Computer, Inc.	657,314	1,145,136
Gemalto NV	860,203	37,226,513
Lenovo Group Ltd. ADR	2,700	37,260
		38,408,909
Electronic Equipment & Components - 1.0%
Digital China Holdings Ltd. (H Shares)	6,705,000	11,381,898
HLS Systems International Ltd. (a)	39,500	454,645
Ingenico SA	455,679	11,395,716
Lumax International Corp. Ltd.	122,210	220,992
Trimble Navigation Ltd. (a)	200	5,744
		23,458,995
Internet Software & Services - 4.8%
Constant Contact, Inc. (a)(d)	234,738	5,450,616
eBay, Inc. (a)	3,260,308	87,865,301
F@N Communications, Inc.	76	95,500
INFO Edge India Ltd.	8,570	167,041
Internet Brands, Inc. Class A (a)	354	3,264
LoopNet, Inc. (a)	190	2,136
NHN Corp. (a)	18,049	2,871,379
Rediff.com India Ltd. sponsored ADR (a)	200	522
ValueClick, Inc. (a)	379,738	3,850,543
VeriSign, Inc. (a)	243,003	6,320,508
WebMD Health Corp. (a)(d)	214,160	9,932,741
		116,559,551
IT Services - 0.2%
Computer Task Group, Inc. (a)	5,150	37,338
Datacash Group PLC	46,800	134,967
SAIC, Inc. (a)	298,037	5,275,255
		5,447,560
Office Electronics - 1.2%
Xerox Corp.	3,074,410	29,975,498
Semiconductors & Semiconductor Equipment - 3.4%
Aixtron AG	18,440	663,146
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp.	606,877	$ 14,753,180
Cree, Inc. (a)	250	17,555
Kontron AG	981,479	9,599,276
NVIDIA Corp. (a)	61,900	1,075,822
PMC-Sierra, Inc. (a)	4,487,624	40,029,606
Richtek Technology Corp.	433,070	4,638,696
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,732,100	10,409,921
Veeco Instruments, Inc. (a)(d)	28,671	1,247,189
		82,434,391
Software - 6.0%
DemandTec, Inc. (a)	19,569	136,005
Electronic Arts, Inc. (a)	456,632	8,520,753
Epicor Software Corp. (a)	244,915	2,341,387
Kingdee International Software Group Co. Ltd.	18,464,000	7,205,579
Longtop Financial Technologies Ltd. ADR (a)(d)	1,279,700	41,219,137
NIIT Technologies Ltd.	30,505	115,508
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,174,745	51,207,135
Solera Holdings, Inc.	200,370	7,744,301
Ubisoft Entertainment SA (a)(d)	1,688,920	23,222,863
VanceInfo Technologies, Inc. ADR (a)	108,000	2,407,320
Yedang Online Corp. (a)	52,957	278,487
		144,398,475
TOTAL INFORMATION TECHNOLOGY		474,372,776
MATERIALS - 5.2%
Chemicals - 1.1%
Asian Paints India Ltd.	133	6,049
FMC Corp.	150,373	9,103,581
Sensient Technologies Corp.	545,874	15,863,098
Zoltek Companies, Inc. (a)(d)	159,422	1,536,828
		26,509,556
Metals & Mining - 4.1%
Africa Cellular Towers Ltd. (a)	800	66
Agnico-Eagle Mines Ltd. (Canada)	88,200	4,928,083
Barrick Gold Corp.	143,000	5,487,651
Centerra Gold, Inc. (a)	155,300	2,033,964
Eldorado Gold Corp. (a)	2,287,500	27,774,372
Franco-Nevada Corp.	11,000	295,175
IAMGOLD Corp.	1,137,100	15,116,544
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Kinross Gold Corp.	288,500	$ 4,934,756
Lihir Gold Ltd.	1,112,838	3,094,055
Minefinders Corp. Ltd. (a)(d)	437,500	4,045,421
Newcrest Mining Ltd.	824,254	24,822,930
Prakash Industries Ltd. (a)	43,598	216,094
Yamana Gold, Inc.	511,433	5,061,449
		97,810,560
TOTAL MATERIALS		124,320,116
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
LG Telecom Ltd.	64,079	437,218
Verizon Communications, Inc.	1,021,798	31,696,174
		32,133,392
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	285,430	3,393,763
Multi-Utilities - 0.1%
Sempra Energy	44,400	2,215,560
TOTAL UTILITIES		5,609,323
TOTAL COMMON STOCKS (Cost $1,823,589,566)		2,265,219,358
Nonconvertible Bonds - 0.0%
Principal Amount (c)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (Cost $189)	INR	10,968	416
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (e)	110,247,544	$ 110,247,544
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	62,635,048	62,635,048
TOTAL MONEY MARKET FUNDS (Cost $172,882,592)		172,882,592
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,996,472,347)		2,438,102,366
NET OTHER ASSETS - (0.9)%		(21,336,196)
NET ASSETS - 100%		$ 2,416,766,170
Currency Abbreviations
INR - Indian rupee
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,893
Fidelity Securities Lending Cash Central Fund	248,596
Total	$ 316,489
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 502,030,088	$ 495,508,071	$ 6,522,017	$ -
Consumer Staples	144,867,035	117,708,517	27,158,518	-
Energy	155,499,400	155,499,400	-	-
Financials	259,518,081	236,885,661	22,200,116	432,304
Health Care	396,338,876	395,340,494	998,382	-
Industrials	170,530,271	166,349,917	4,180,353	1
Information Technology	474,372,776	474,277,276	95,500	-
Materials	124,320,116	124,320,116	-	-
Telecommunication Services	32,133,392	32,133,392	-	-
Utilities	5,609,323	5,609,323	-	-
Corporate Bonds	416	-	416	-
Money Market Funds	172,882,592	172,882,592	-	-
Total Investments in Securities:	$ 2,438,102,366	$ 2,376,514,759	$ 61,155,302	$ 432,305
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 492,958
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	15,521
Cost of Purchases	221,265
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	169,140
Transfers out of Level 3	(466,579)
Ending Balance	$ 432,305
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 15,521

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $2,013,044,257. Net unrealized appreciation aggregated $425,058,109, of which $519,321,704 related to appreciated investment securities and $94,263,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010